UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2012



[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA SHORT-TERM BOND FUND
OCTOBER 31, 2012

                                                                      (Form N-Q)

48444-1212                                   (C)2012, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA SHORT-TERM BOND FUND
October 31, 2012 (unaudited)

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
            CORPORATE OBLIGATIONS (32.0%)

            CONSUMER DISCRETIONARY (1.6%)
            -----------------------------
            APPAREL RETAIL (0.1%)
$   2,993   Ascena Retail Group, Inc. (a)                      4.75%       6/14/2018   $      3,019
                                                                                       ------------
            CABLE & SATELLITE (0.2%)
    5,000   NBC Universal                                      3.65        4/30/2015          5,363
    1,000   Time Warner Cable, Inc.                            8.25        2/14/2014          1,094
                                                                                       ------------
                                                                                              6,457
                                                                                       ------------
            CASINOS & GAMING (0.2%)
      849   Las Vegas Sands, LLC (a)                           1.72        5/23/2014            849
    4,138   Las Vegas Sands, LLC (a)                           1.72        5/23/2014          4,140
                                                                                       ------------
                                                                                              4,989
                                                                                       ------------
            GENERAL MERCHANDISE STORES (0.6%)
    8,000   Dollar General Corp. (a)                           2.96        7/07/2014          8,051
   10,000   Dollar General Corp. (a)                           2.96        7/07/2014         10,063
                                                                                       ------------
                                                                                             18,114
                                                                                       ------------
            HOTELS, RESORTS & CRUISE LINES (0.2%)
    6,328   Royal Caribbean Cruises Ltd.                       6.88       12/01/2013          6,676
                                                                                       ------------
            LEISURE PRODUCTS (0.1%)
    3,000   Mattel, Inc.                                       5.63        3/15/2013          3,053
                                                                                       ------------
            MOVIES & ENTERTAINMENT (0.2%)
    4,937   Regal Cinemas Corp. (a)                            3.24        8/23/2017          4,958
                                                                                       ------------
            Total Consumer Discretionary                                                     47,266
                                                                                       ------------
            CONSUMER STAPLES (1.2%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.4%)
    3,000   Cargill, Inc. (b)                                  5.20        1/22/2013          3,031
    5,000   Cargill, Inc. (b)                                  1.90        3/01/2017          5,107
    3,000   Corn Products International, Inc.                  3.20       11/01/2015          3,166
                                                                                       ------------
                                                                                             11,304
                                                                                       ------------
            DRUG RETAIL (0.1%)
    2,000   Walgreen Co.                                       4.88        8/01/2013          2,062
                                                                                       ------------
            PACKAGED FOODS & MEAT (0.4%)
    2,000   ConAgra Foods, Inc.                                5.88        4/15/2014          2,145
    5,000   Kraft Foods Group, Inc. (b)                        2.25        6/05/2017          5,199
    3,000   Kraft Foods, Inc.                                  2.63        5/08/2013          3,030
    1,000   Kraft Foods, Inc.                                  5.25       10/01/2013          1,040
    1,000   Kraft Foods, Inc.                                  6.75        2/19/2014          1,079
                                                                                       ------------
                                                                                             12,493
                                                                                       ------------
            SOFT DRINKS (0.1%)
    1,000   Bottling Group, LLC                                6.95        3/15/2014          1,087
    1,000   Coca-Cola Co.                                      1.80        9/01/2016          1,038

================================================================================

1  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
$   2,000   PepsiAmericas, Inc.                                4.38%       2/15/2014   $      2,096
                                                                                       ------------
                                                                                              4,221
                                                                                       ------------
            TOBACCO (0.2%)
    5,000   Lorillard Tobacco Co.                              2.30        8/21/2017          5,064
                                                                                       ------------
            Total Consumer Staples                                                           35,144
                                                                                       ------------
            ENERGY (4.4%)
            -------------
            INTEGRATED OIL & GAS (0.2%)
    1,000   Hess Corp.                                         7.00        2/15/2014          1,080
    5,000   Phillips 66 (b)                                    2.95        5/01/2017          5,338
                                                                                       ------------
                                                                                              6,418
                                                                                       ------------
            OIL & GAS DRILLING (0.2%)
    5,000   Noble Holding International Ltd. (c)               3.45        8/01/2015          5,302
                                                                                       ------------
            OIL & GAS EXPLORATION & PRODUCTION (0.6%)
    3,000   Apache Corp.                                       5.25        4/15/2013          3,065
    3,000   Apache Finance Canada Corp.                        4.38        5/15/2015          3,275
    2,000   Chesapeake Energy Corp.                            7.63        7/15/2013          2,080
      914   Chesapeake Energy Corp. (a)                        8.50       12/02/2017            917
    2,000   Devon Energy Corp.                                 5.63        1/15/2014          2,122
    1,425   Louisiana Land and Exploration Co.                 7.63        4/15/2013          1,467
    5,000   WPX Energy, Inc. (b)                               5.25        1/15/2017          5,362
                                                                                       ------------
                                                                                             18,288
                                                                                       ------------
            OIL & GAS STORAGE & TRANSPORTATION (3.4%)
    3,000   Buckeye Partners                                   5.30       10/15/2014          3,208
    1,000   DCP Midstream, LLC (b)                             9.70       12/01/2013          1,090
    5,000   El Paso Pipeline Partners Operating Co., LLC (c)   4.10       11/15/2015          5,411
    2,000   Enbridge Energy Partners, LP                       9.88        3/01/2019          2,729
    1,000   Energy Transfer Partners, LP                       6.00        7/01/2013          1,032
    2,300   Energy Transfer Partners, LP                       5.95        2/01/2015          2,541
    1,000   Energy Transfer Partners, LP                       9.70        3/15/2019          1,348
    1,105   Enterprise Products Operating, LP                  6.13        2/01/2013          1,118
    1,000   Enterprise Products Operating, LP                  5.90        4/15/2013          1,023
    2,000   Enterprise Products Operating, LP                  3.70        6/01/2015          2,136
    5,000   Enterprise Products Operating, LP                  1.25        8/13/2015          5,057
    7,000   Kaneb Pipeline Operating Partnership, LP           5.88        6/01/2013          7,108
    1,544   Kern River Funding Corp. (b)                       6.68        7/31/2016          1,732
    5,373   Kern River Funding Corp. (b)                       4.89        4/30/2018          5,864
    3,000   NGPL PipeCo, LLC                                   7.12       12/15/2017          3,232
    9,968   NuStar Logistics, LP                               7.90        4/15/2018         11,331
    4,000   Plains All American Pipeline, LP                   3.95        9/15/2015          4,347
    5,000   Rockies Express Pipeline, LLC (b)                  3.90        4/15/2015          4,975
    5,014   Southeast Supply Header (b)                        4.85        8/15/2014          5,248
   12,000   Southern Union Co.                                 3.46 (d)   11/01/2066          9,945
    5,000   Spectra Energy Capital, LLC                        5.90        9/15/2013          5,217
    5,000   Spectra Energy Partners, LP                        2.95        6/15/2016          5,140
    2,000   Sunoco Logistics Partners Operations, LP           8.75        2/15/2014          2,169
    1,000   Valero Logistics Operations, LP                    6.05        3/15/2013          1,012
    4,845   Williams Partners, LP                              3.80        2/15/2015          5,166
                                                                                       ------------
                                                                                             99,179
                                                                                       ------------
            Total Energy                                                                    129,187
                                                                                       ------------
            FINANCIALS (15.8%)
            ------------------
            CONSUMER FINANCE (1.3%)
   15,000   Ally Financial, Inc.                               4.63        6/26/2015         15,593
    2,000   American Express Credit Corp.                      5.88        5/02/2013          2,054
    5,000   American Honda Finance Corp. (b)                   0.81 (d)   11/07/2012          5,000

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
$   1,000   American Honda Finance Corp. (b)                   6.70%      10/01/2013   $      1,056
    5,000   American Honda Finance Corp. (b)                   3.50        3/16/2015          5,289
    5,000   Capital One Financial Corp.                        2.13        7/15/2014          5,101
    5,000   Ford Motor Credit Co., LLC                         3.88        1/15/2015          5,215
                                                                                       ------------
                                                                                             39,308
                                                                                       ------------
            DIVERSIFIED BANKS (0.8%)
    7,000   First Union National Bank                          6.18        2/15/2036          8,792
    4,000   HSBC USA, Inc.                                     2.38        2/13/2015          4,139
    5,000   US Bancorp                                         3.44        2/01/2016          5,257
    5,000   Wells Fargo & Co.                                  3.63        4/15/2015          5,347
                                                                                       ------------
                                                                                             23,535
                                                                                       ------------
            DIVERSIFIED CAPITAL MARKETS (0.0%)
    1,000   UBS AG                                             2.25        8/12/2013          1,013
                                                                                       ------------
            LIFE & HEALTH INSURANCE (2.3%)
    2,000   Jackson National Life Global Funding (b)           5.38        5/08/2013          2,051
    1,000   MetLife Global Funding I (b)                       5.13        4/10/2013          1,020
    1,000   MetLife Global Funding I (b)                       5.13        6/10/2014          1,071
    3,000   MetLife Global Funding I (b)                       2.00        1/09/2015          3,087
    5,000   MetLife Global Funding I (b)                       3.65        6/14/2018          5,494
    5,000   MetLife Institutional Funding II (b)               1.63        4/02/2015          5,099
    5,000   New York Life Global Funding (b)                   1.85       12/13/2013          5,070
    5,000   New York Life Global Funding (b)                   1.30        1/12/2015          5,077
    5,000   New York Life Global Funding (b)                   3.00        5/04/2015          5,281
   10,000   New York Life Global Funding (b)                   1.30       10/30/2017         10,053
    3,000   Pricoa Global Funding I (b)                        5.45        6/11/2014          3,226
    2,000   Principal Life Income Funding Trust                5.30       12/14/2012          2,011
    5,000   Principal Life Income Funding Trust                5.55        4/27/2015          5,563
    5,000   Protective Life Corp.                              4.30        6/01/2013          5,102
    2,000   Prudential Financial, Inc.                         5.15        1/15/2013          2,019
    4,750   Prudential Financial, Inc. (b)                     3.00        9/30/2015          4,935
                                                                                       ------------
                                                                                             66,159
                                                                                       ------------
            MULTI-LINE INSURANCE (0.1%)
    2,000   Genworth Life Institutional Funding Trust (b)      5.88        5/03/2013          2,045
    2,000   Hartford Financial Services Group, Inc.            4.75        3/01/2014          2,087
                                                                                       ------------
                                                                                              4,132
                                                                                       ------------
            MULTI-SECTOR HOLDINGS (0.4%)
    1,000   Leucadia National Corp.                            7.00        8/15/2013          1,045
   10,500   Leucadia National Corp.                            8.13        9/15/2015         11,878
                                                                                       ------------
                                                                                             12,923
                                                                                       ------------
            OTHER DIVERSIFIED FINANCIAL SERVICES (2.5%)
   15,000   Bank of America Corp.                              1.50       10/09/2015         15,028
    5,000   Bank of America Corp.                              6.10        6/15/2017          5,753
    3,000   Citigroup, Inc.                                    2.44 (d)    8/13/2013          3,036
    5,000   Citigroup, Inc.                                    4.45        1/10/2017          5,529
    9,500   Farm Credit Bank of Texas, Series 1, 7.56%,
              perpetual                                        7.56       11/29/2049          9,646
    2,000   General Electric Capital Corp.                     4.80        5/01/2013          2,042
    5,000   General Electric Capital Corp.                     1.88        9/16/2013          5,067
    3,000   General Electric Capital Corp.                     0.55 (d)    1/08/2016          2,958
    2,000   International Lease Finance Corp. (b)              6.50        9/01/2014          2,160
    5,000   JPMorgan Chase & Co.                               1.14 (d)    5/02/2014          5,032
    5,000   JPMorgan Chase & Co.                               3.40        6/24/2015          5,297
   10,000   JPMorgan Chase & Co.                               0.99 (d)   10/15/2015         10,004
                                                                                       ------------
                                                                                             71,552
                                                                                       ------------
            PROPERTY & CASUALTY INSURANCE (0.2%)
    2,000   Allstate Life Global Funding Trust                 5.38        4/30/2013          2,049
    2,275   OneBeacon U.S. Holdings, Inc.                      5.88        5/15/2013          2,321

================================================================================

3  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
$   1,500   RLI Corp.                                          5.95%       1/15/2014   $      1,555
                                                                                       ------------
                                                                                              5,925
                                                                                       ------------
            REGIONAL BANKS (2.3%)
    8,000   Allfirst Preferred Capital Trust                   1.84 (d)    7/15/2029          6,225
    2,000   BB&T Corp.                                         3.38        9/25/2013          2,051
    5,000   BB&T Corp.                                         1.01 (d)    4/28/2014          5,038
    2,000   BB&T Corp.                                         3.95        4/29/2016          2,206
    2,000   Chittenden Corp.                                   1.12 (d)    2/14/2017          1,973
    2,000   Cullen/Frost Bankers, Inc.                         0.88 (d)    2/15/2017          1,922
    5,000   First Niagara Financial Group, Inc.                6.75        3/19/2020          5,866
    1,000   First Tennessee Bank, N.A.                         4.63        5/15/2013          1,017
    5,000   Key Bank, N.A.                                     5.80        7/01/2014          5,379
    6,220   PNC Funding Corp.                                  5.63        2/01/2017          7,234
    3,160   Regions Financial Corp.                            7.75       11/10/2014          3,492
    2,000   Regions Financial Corp.                            5.75        6/15/2015          2,195
   15,000   Suntrust Bank                                      0.72 (d)    8/24/2015         14,516
    3,400   Susquehanna Bancshares, Inc.                       2.26 (d)    5/01/2014          3,261
    5,000   Union Bank, N.A.                                   2.13        6/16/2017          5,164
                                                                                       ------------
                                                                                             67,539
                                                                                       ------------
            REITs - DIVERSIFIED (0.3%)
    3,000   Liberty Property, LP                               5.13        3/02/2015          3,243
    2,790   Washington REIT                                    5.25        1/15/2014          2,910
    2,030   Washington REIT                                    5.35        5/01/2015          2,199
                                                                                       ------------
                                                                                              8,352
                                                                                       ------------
            REITs - INDUSTRIAL (0.4%)
    2,000   AMB Property, LP                                   6.30        6/01/2013          2,054
    3,075   Prologis, LP                                       5.63       11/15/2015          3,349
    5,000   Prologis, LP                                       6.25        3/15/2017          5,693
                                                                                       ------------
                                                                                             11,096
                                                                                       ------------
            REITs - OFFICE (1.3%)
    2,000   BioMed Realty, LP                                  3.85        4/15/2016          2,107
    9,000   Boston Properties, LP                              3.70       11/15/2018          9,821
    3,000   Duke Realty, LP                                    6.25        5/15/2013          3,084
    2,000   Duke Realty, LP                                    5.40        8/15/2014          2,135
    4,000   HRPT Properties Trust                              6.25        8/15/2016          4,371
    2,000   HRPT Properties Trust                              6.25        6/15/2017          2,194
    3,000   Mack-Cali Realty, LP                               5.13        1/15/2015          3,190
    2,000   Reckson Operating Partnership, LP                  5.88        8/15/2014          2,116
    7,680   Reckson Operating Partnership, LP                  6.00        3/31/2016          8,450
                                                                                       ------------
                                                                                             37,468
                                                                                       ------------
            REITs - RESIDENTIAL (1.3%)
   11,664   AvalonBay Communities, Inc.                        5.70        3/15/2017         13,773
    5,745   BRE Properties, Inc.                               5.50        3/15/2017          6,583
    5,000   Camden Property Trust                              5.88       11/30/2012          5,018
    2,780   ERP Operating, LP                                  5.38        8/01/2016          3,180
    3,000   UDR, Inc.                                          5.13        1/15/2014          3,132
    3,000   UDR, Inc.                                          5.25        1/15/2015          3,252
    2,000   UDR, Inc.                                          5.25        1/15/2016          2,216
                                                                                       ------------
                                                                                             37,154
                                                                                       ------------
            REITs - RETAIL (1.6%)
    2,000   Equity One, Inc.                                   6.25       12/15/2014          2,283
    3,082   Equity One, Inc.                                   5.38       10/15/2015          3,390
    1,765   Federal Realty Investment Trust                    5.95        8/15/2014          1,910
    1,000   Kimco Realty Corp.                                 6.00       11/30/2012          1,004
    4,000   Kimco Realty Corp.                                 5.58       11/23/2015          4,459
    5,749   National Retail Properties, Inc.                   6.15       12/15/2015          6,539
    2,000   Realty Income Corp.                                5.38        3/15/2013          2,032
    1,625   Regency Centers, LP                                4.95        4/15/2014          1,708
    6,055   Regency Centers, LP                                5.25        8/01/2015          6,661

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                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
$   3,000   Simon Property Group, LP                           5.30%       5/30/2013   $      3,078
    7,000   Simon Property Group, LP                           6.13        5/30/2018          8,602
    3,500   Weingarten Realty Investors                        4.86        1/15/2014          3,642
                                                                                       ------------
                                                                                             45,308
                                                                                       ------------
            REITs - SPECIALIZED (1.0%)
    1,000   Health Care Property Investors, Inc.               5.63        2/28/2013          1,015
    5,000   Health Care Property Investors, Inc.               6.00        3/01/2015          5,481
    5,000   Health Care REIT, Inc.                             3.63        3/15/2016          5,306
    3,843   Healthcare Realty Trust                            6.50        1/17/2017          4,404
    4,128   Hospitality Properties Trust                       5.13        2/15/2015          4,356
    2,950   Nationwide Health Properties, Inc.                 6.90       10/01/2037          3,738
    5,000   Ventas Realty, LP                                  3.13       11/30/2015          5,303
                                                                                       ------------
                                                                                             29,603
                                                                                       ------------
            Total Financials                                                                461,067
                                                                                       ------------
            GOVERNMENT (0.4%)
            -----------------
            U.S. GOVERNMENT (0.4%)(i)
   10,000   GMAC, LLC (INS)                                    2.20       12/19/2012         10,025
                                                                                       ------------
            HEALTH CARE (0.3%)
            ------------------
            HEALTH CARE SERVICES (0.2%)
    5,000   Aristotle Holding, Inc. (b)                        2.65        2/15/2017          5,224
                                                                                       ------------
            PHARMACEUTICALS (0.1%)
    2,000   Abbott Laboratories                                5.15       11/30/2012          2,007
                                                                                       ------------
            Total Health Care                                                                 7,231
                                                                                       ------------
            INDUSTRIALS (3.2%)
            ------------------
            AEROSPACE & DEFENSE (0.4%)
    5,000   L-3 Communications Corp.                           3.95       11/15/2016          5,440
    1,483   TransDigm, Inc. (a)                                4.00        2/14/2017          1,492
    5,000   United Technologies Corp.                          1.80        6/01/2017          5,196
                                                                                       ------------
                                                                                             12,128
                                                                                       ------------
            AIR FREIGHT & LOGISTICS (0.3%)
    4,000   FedEx Corp.                                        7.38        1/15/2014          4,314
    3,000   FedEx Corp. (b)                                    2.63        1/15/2018          3,030
    2,000   United Parcel Service                              3.88        4/01/2014          2,100
                                                                                       ------------
                                                                                              9,444
                                                                                       ------------
            AIRLINES (0.1%)
    2,392   United Air Lines, Inc.                             9.75        1/15/2017          2,769
                                                                                       ------------
            COMMERCIAL PRINTING (0.1%)
    3,000   R.R. Donnelley & Sons Co.                          4.95        4/01/2014          3,112
                                                                                       ------------
            CONSTRUCTION & FARM MACHINERY & HEAVY
               TRUCKS (0.9%)
    1,000   Caterpillar Financial Services Corp.               4.85       12/07/2012          1,004
    3,250   Caterpillar Financial Services Corp.               4.90        8/15/2013          3,365
    3,000   John Deere Capital Corp.                           1.88        6/17/2013          3,028
    5,000   John Deere Capital Corp.                           0.88        4/17/2015          5,045
    3,000   Paccar, Inc.                                       6.88        2/15/2014          3,239
   10,000   Terex Corp.                                        4.50        4/28/2017         10,104
                                                                                       ------------
                                                                                             25,785
                                                                                       ------------
            ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
    2,000   Casella Waste Systems, Inc.                       11.00        7/15/2014          2,114
                                                                                       ------------
            INDUSTRIAL CONGLOMERATES (0.2%)
    4,953   Tomkins, LLC (a)                                   4.25        9/29/2016          4,988
                                                                                       ------------

================================================================================

5  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
            OFFICE SERVICES & SUPPLIES (0.0%)
$     746   ACCO Brands Corp. (a)                              4.25%       4/30/2019   $        754
                                                                                       ------------
            RAILROADS (0.1%)
    2,000   Union Pacific Corp.                                5.13        2/15/2014          2,114
                                                                                       ------------
            TRUCKING (1.0%)
    5,000   ERAC USA Finance, LLC (b)                          1.40        4/15/2016          5,046
    5,000   ERAC USA Finance, LLC (b)                          2.75        3/15/2017          5,233
    5,000   Penske Truck Leasing Co., LP / PTL Finance
              Corp. (b)                                        3.13        5/11/2015          5,106
   10,000   Penske Truck Leasing Co., LP / PTL Finance
              Corp. (b)                                        2.50        3/15/2016          9,974
    4,970   Penske Truck Leasing Co., LP / PTL Finance
              Corp. (b)                                        3.38        3/15/2018          4,954
                                                                                       ------------
                                                                                             30,313
                                                                                       ------------
            Total Industrials                                                                93,521
                                                                                       ------------
            INFORMATION TECHNOLOGY (0.6%)
            -----------------------------
            DATA PROCESSING & OUTSOURCED SERVICES (0.2%)
    5,000   Fiserv, Inc. (c)                                   3.13        6/15/2016          5,268
                                                                                       ------------
            ELECTRONIC COMPONENTS (0.1%)
    2,000   Amphenol Corp.                                     4.75       11/15/2014          2,139
                                                                                       ------------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
    3,000   FLIR Systems, Inc.                                 3.75        9/01/2016          3,071
                                                                                       ------------
            OFFICE ELECTRONICS (0.1%)
    3,000   Xerox Corp.                                        2.95        3/15/2017          3,094
                                                                                       ------------
            TECHNOLOGY DISTRIBUTORS (0.1%)
    5,000   Tech Data Corp.                                    3.75        9/21/2017          5,076
                                                                                       ------------
            Total Information Technology                                                     18,648
                                                                                       ------------
            MATERIALS (1.0%)
            ----------------
            CONSTRUCTION MATERIALS (0.1%)
    3,550   Lafarge North America, Inc.                        6.88        7/15/2013          3,643
                                                                                       ------------
            DIVERSIFIED CHEMICALS (0.2%)
    3,000   Dow Chemical Co.                                   5.90        2/15/2015          3,341
      333   E. I. du Pont de Nemours and Co.                   5.00        1/15/2013            336
    1,000   E. I. du Pont de Nemours and Co.                   5.00        7/15/2013          1,032
                                                                                       ------------
                                                                                              4,709
                                                                                       ------------
            INDUSTRIAL GASES (0.2%)
    6,000   Praxair, Inc.                                      2.13        6/14/2013          6,059
                                                                                       ------------
            PAPER PACKAGING (0.3%)
    4,459   Sealed Air Corp. (a)                               2.75       10/03/2016          4,479
    4,940   Sealed Air Corp. (a)                               4.75       10/03/2018          4,971
                                                                                       ------------
                                                                                              9,450
                                                                                       ------------
            SPECIALTY CHEMICALS (0.2%)
    4,500   RPM International, Inc.                            6.25       12/15/2013          4,753
                                                                                       ------------
            Total Materials                                                                  28,614
                                                                                       ------------
            TELECOMMUNICATION SERVICES (0.6%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.4%)
    4,400   Frontier Communications Corp.                      6.63        3/15/2015          4,785
    1,000   Verizon Communications, Inc.                       5.25        4/15/2013          1,022
    6,000   Windstream Corp.                                   8.13        8/01/2013          6,292
                                                                                       ------------
                                                                                             12,099
                                                                                       ------------

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
            WIRELESS TELECOMMUNICATION SERVICES (0.2%)
$   5,000   iPCS, Inc.                                         3.69% (d)   5/01/2014   $      5,000
    1,000   Verizon Wireless Capital                           7.38       11/15/2013          1,068
                                                                                       ------------
                                                                                              6,068
                                                                                       ------------
            Total Telecommunication Services                                                 18,167
                                                                                       ------------
            UTILITIES (2.9%)
            ----------------
            ELECTRIC UTILITIES (1.8%)
    3,000   Appalachian Power Co.                              3.40        5/24/2015          3,169
      218   Cedar Brakes II, LLC (b)                           9.88        9/01/2013            225
    2,000   Duke Energy Ohio, Inc.                             2.10        6/15/2013          2,022
   10,000   Entergy Texas, Inc.                                3.60        6/01/2015         10,566
    3,000   FPL Group Capital, Inc.                            0.84 (d)   11/09/2012          3,000
    2,000   FPL Group Capital, Inc.                            2.55       11/15/2013          2,035
    5,000   Georgia Power Co.                                  0.71 (d)    3/15/2013          5,002
    2,000   Great Plains Energy, Inc.                          2.75        8/15/2013          2,030
    5,000   ITC Holdings Corp. (b)                             5.25        7/15/2013          5,119
    3,000   NextEra Energy Capital Holdings, Inc.              1.61        6/01/2014          3,035
    1,000   Northeast Utilities                                5.65        6/01/2013          1,029
    3,000   PNM Resources, Inc.                                9.25        5/15/2015          3,443
    9,000   PPL Energy Supply, LLC                             6.20        5/15/2016         10,351
    1,725   Tristate General & Transport Association (b)       6.04        1/31/2018          1,889
                                                                                       ------------
                                                                                             52,915
                                                                                       ------------
            GAS UTILITIES (0.4%)
    5,000   Florida Gas Transmission (b)                       4.00        7/15/2015          5,328
    5,000   Gulfstream Natural Gas System, LLC (b)             5.56       11/01/2015          5,575
                                                                                       ------------
                                                                                             10,903
                                                                                       ------------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
    1,955   AES Corp.                                          7.75        3/01/2014          2,106
    2,000   AES Corp.                                          7.75       10/15/2015          2,255
    3,940   Calpine Corp. (a)                                  4.50        4/02/2018          3,956
    1,985   NRG Energy, Inc. (a)                               4.00        7/02/2018          2,000
                                                                                       ------------
                                                                                             10,317
                                                                                       ------------
            MULTI-UTILITIES (0.4%)
    2,000   CenterPoint Energy Houston Electric, LLC           5.70        3/15/2013          2,039
    3,000   CMS Energy Corp.                                   2.75        5/15/2014          3,063
    1,000   Consolidated Natural Gas Co.                       5.00        3/01/2014          1,054
    1,000   Dominion Resources, Inc.                           8.88        1/15/2019          1,356
    2,000   PSEG Power, LLC                                    2.50        4/15/2013          2,019
    1,000   Puget Sound Energy, Inc.                           6.75        1/15/2016          1,160
                                                                                       ------------
                                                                                             10,691
                                                                                       ------------
            Total Utilities                                                                  84,826
                                                                                       ------------
            Total Corporate Obligations (cost: $904,667)                                    933,696
                                                                                       ------------

            EURODOLLAR AND YANKEE OBLIGATIONS (15.5%)

            CONSUMER STAPLES (0.9%)
            -----------------------
            BREWERS (0.5%)
   10,000   Miller Brewing Co. (b),(e)                         5.50        8/15/2013         10,397
    5,000   SABMiller plc (b)                                  2.45        1/15/2017          5,246
                                                                                       ------------
                                                                                             15,643
                                                                                       ------------
            DISTILLERS & VINTNERS (0.2%)
    5,000   Pernod Ricard S.A. (b)                             2.95        1/15/2017          5,279
                                                                                       ------------
            TABACCO (0.2%)
    5,000   B.A.T. International Finance plc (b)               2.13        6/07/2017          5,115
                                                                                       ------------
            Total Consumer Staples                                                           26,037
                                                                                       ------------

================================================================================

7  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
            ENERGY (2.3%)
            -------------
            INTEGRATED OIL & GAS (1.0%)
$   2,000   Husky Energy, Inc.                                 5.90%       6/15/2014   $      2,160
    5,000   Shell International Finance B.V. (c)               1.88        3/25/2013          5,031
    5,000   Shell International Finance B.V. (c)               4.00        3/21/2014          5,251
   15,000   Shell International Finance B.V.                   1.13        8/21/2017         15,179
                                                                                       ------------
                                                                                             27,621
                                                                                       ------------
            OIL & GAS DRILLING (0.2%)
    5,000   Transocean, Inc. (c)                               5.05       12/15/2016          5,605
                                                                                       ------------
            OIL & GAS EXPLORATION & PRODUCTION (0.4%)
    5,000   Petrohawk Energy Corp.                             7.25        8/15/2018          5,707
    2,000   Woodside Finance Ltd. (b)                          8.13        3/01/2014          2,179
    4,000   Woodside Finance Ltd. (b)                          4.50       11/10/2014          4,257
                                                                                       ------------
                                                                                             12,143
                                                                                       ------------
            OIL & GAS STORAGE & TRANSPORTATION (0.7%)
    9,000   Enbridge, Inc.                                     4.90        6/15/2014          9,716
    3,250   Enbridge, Inc.                                     4.90        3/01/2015          3,538
    8,000   TransCanada Pipelines Ltd.                         0.88        3/02/2015          8,092
                                                                                       ------------
                                                                                             21,346
                                                                                       ------------
            Total Energy                                                                     66,715
                                                                                       ------------
            FINANCIALS (7.8%)
            -----------------
            CONSUMER FINANCE (0.6%)
   10,000   Daimler Finance N.A., LLC (b),(e)                  1.65        4/10/2015         10,147
    5,000   Daimler Finance N.A., LLC (b)                      1.30        7/31/2015          5,040
    2,000   HSBC Finance Corp.                                 0.59 (d)    1/15/2014          1,991
                                                                                       ------------
                                                                                             17,178
                                                                                       ------------
            DIVERSIFIED BANKS (5.5%)
    5,000   ANZ National International Ltd.                    6.20        7/19/2013          5,189
    9,000   ANZ National International Ltd. (b)                1.85       10/15/2015          9,167
   10,000   Banco Santander Chile (b)                          2.44 (d)    2/14/2014          9,864
    5,000   Bank of Montreal                                   2.13        6/28/2013          5,059
    5,000   Bank of Montreal (b)                               1.30       10/31/2014          5,089
    5,000   Bank of Montreal (b)                               2.85        6/09/2015          5,300
    5,000   Bank of Montreal (b)                               2.63        1/25/2016          5,320
   10,000   Bank of Nova Scotia                                0.86 (d)    2/27/2014         10,028
    7,500   Barclays Bank plc (b),(c)                          2.25        5/10/2017          7,755
    5,000   Canadian Imperial Bank (b)                         2.00        2/04/2013          5,021
    5,000   Canadian Imperial Bank                             1.45        9/13/2013          5,049
    4,000   Canadian Imperial Bank (b)                         2.60        7/02/2015          4,219
    2,000   Canadian Imperial Bank                             2.35       12/11/2015          2,098
    5,000   Commonwealth Bank of Australia                     1.58 (d)    1/17/2014          5,058
    2,000   Commonwealth Bank of Australia                     2.25        3/16/2017          2,091
    5,000   DNB Bank ASA (b)                                   3.20        4/03/2017          5,278
    5,000   Lloyds TSB Bank plc                                4.20        3/28/2017          5,534
    7,000   National Australia Bank of New York                2.75        3/09/2017          7,385
    5,000   Rabobank Group                                     3.38        1/19/2017          5,383
    2,000   Royal Bank of Canada                               2.63       12/15/2015          2,114
   10,000   Santander Holdings USA, Inc.                       3.00        9/24/2015         10,198
    5,000   Stadshypotek AB (b)                                0.91 (d)    9/30/2013          5,011
   18,000   Standard Chartered Bank (b)                        6.40        9/26/2017         21,112
    2,000   Standard Chartered plc (b)                         3.85        4/27/2015          2,116
    5,000   Svenska Handelsbanken AB                           2.88        4/04/2017          5,288
    3,000   Westpac Banking Corp.                              2.10        8/02/2013          3,039
    2,000   Westpac Banking Corp. (b)                          1.56 (d)    1/30/2014          2,023
                                                                                       ------------
                                                                                            160,788
                                                                                       ------------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
            DIVERSIFIED CAPITAL MARKETS (0.6%)
$   2,000   Credit Suisse Group, AG                            5.50%       5/01/2014   $      2,134
    5,000   Deutsche Bank AG London                            3.25        1/11/2016          5,308
   10,000   UBS AG London (b),(e)                              1.88        1/23/2015         10,191
                                                                                       ------------
                                                                                             17,633
                                                                                       ------------
            MULTI-LINE INSURANCE (0.4%)
   12,420   Oil Insurance Ltd. (b)                             3.34 (d)            -(f)      11,148
                                                                                       ------------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
    7,000   ING Bank N.V. (b)                                  3.75        3/07/2017          7,420
    2,000   ING Capital Funding Trust III                      3.96 (d)            -(f)       1,886
                                                                                       ------------
                                                                                              9,306
                                                                                       ------------
            REGIONAL BANKS (0.2%)
    5,000   Vestjysk Bank A/S (NBGA)(b)                        0.94 (d)    6/17/2013          5,012
                                                                                       ------------
            REITs - RETAIL (0.2%)
    5,000   WEA Finance (b)                                    7.50        6/02/2014          5,489
                                                                                       ------------
            Total Financials                                                                226,554
                                                                                       ------------
            HEALTH CARE (0.5%)
            ------------------
            HEALTH CARE EQUIPMENT (0.1%)
    3,000   Covidien International Finance S.A.                1.88        6/15/2013          3,027
                                                                                       ------------
            PHARMACEUTICALS (0.4%)
    5,000   Novartis Capital Corp.                             2.90        4/24/2015          5,290
    7,000   Valeant Pharmaceuticals International, Inc.
              (a),(g)                                          4.25        2/13/2019          7,040
    1,000   Valeant Pharmaceuticals International, Inc.
              (a),(g)                                          4.33        9/27/2019          1,004
                                                                                       ------------
                                                                                             13,334
                                                                                       ------------
            Total Health Care                                                                16,361
                                                                                       ------------
            INDUSTRIALS (1.0%)
            ------------------
            AIRPORT SERVICES (0.3%)
    8,000   BAA Funding Ltd. (b)                               2.50        6/25/2015          8,268
                                                                                       ------------
            DIVERSIFIED SUPPORT SERVICES (0.1%)
    4,300   Brambles USA, Inc. (b)                             3.95        4/01/2015          4,495
                                                                                       ------------
            INDUSTRIAL CONGLOMERATES (0.4%)
    5,000   Hutchison Whampoa Ltd. (b)                         3.50        1/13/2017          5,324
    5,000   Hutchison Whampoa Ltd. (b)                         6.00                -(f)       5,257
                                                                                       ------------
                                                                                             10,581
                                                                                       ------------
            RAILROADS (0.2%)
    5,000   Asciano Finance (b)                                5.00        4/07/2018          5,396
                                                                                       ------------
            Total Industrials                                                                28,740
                                                                                       ------------
            MATERIALS (2.8%)
            ----------------
            CONSTRUCTION MATERIALS (0.4%)
    3,597   CRH America, Inc.                                  4.13        1/15/2016          3,746
    5,000   Holcim US Finance                                  6.00       12/30/2019          5,613
    2,000   Lafarge S.A. (b)                                   5.50        7/09/2015          2,170
                                                                                       ------------
                                                                                             11,529
                                                                                       ------------
            DIVERSIFIED CHEMICALS (0.1%)
    3,305   Engelhard Corp.                                    4.25        5/15/2013          3,331
                                                                                       ------------
            DIVERSIFIED METALS & MINING (1.1%)
    5,000   Anglo American Capital (b),(c)                     2.15        9/27/2013          5,038
    5,000   Anglo American Capital plc (b)                     2.63        9/27/2017          5,017

================================================================================

9  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
$   5,000   Glencore Funding, LLC (b)                          6.00%       4/15/2014   $      5,238
    1,746   Teck Resources Ltd.                                3.15        1/15/2017          1,823
    3,000   Xstrata Canada Corp.                               5.38        6/01/2015          3,264
    2,000   Xstrata Finance Canada Ltd. (b)                    2.85       11/10/2014          2,053
   10,000   Xstrata Finance Canada Ltd. (b)                    2.45       10/25/2017          9,986
                                                                                       ------------
                                                                                             32,419
                                                                                       ------------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.6%)
    6,000   Incitec Pivot Finance Ltd. (b)                     4.00       12/07/2015          6,283
    9,840   Yara International ASA (b)                         5.25       12/15/2014         10,591
                                                                                       ------------
                                                                                             16,874
                                                                                       ------------
            GOLD (0.1%)
    4,000   Barrick Gold Finance Co., LLC                      6.13        9/15/2013          4,192
                                                                                       ------------
            METAL & GLASS CONTAINERS (0.2%)
    4,280   Rexam plc (b)                                      6.75        6/01/2013          4,345
                                                                                       ------------
            STEEL (0.3%)
    2,000   ArcelorMittal                                      5.38        6/01/2013          2,042
    4,000   ArcelorMittal                                      4.75        2/25/2017          3,933
    3,000   ArcelorMittal USA, Inc.                            6.50        4/15/2014          3,130
                                                                                       ------------
                                                                                              9,105
                                                                                       ------------
            Total Materials                                                                  81,795
                                                                                       ------------
            TELECOMMUNICATION SERVICES (0.2%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
    5,000   Telecom Italia Capital                             5.25       11/15/2013          5,162
                                                                                       ------------
            Total Eurodollar and Yankee Obligations (cost: $439,643)                        451,364
                                                                                       ------------
            ASSET-BACKED SECURITIES (13.3%)

            FINANCIALS (13.3%)
            ------------------
            ASSET-BACKED FINANCING (13.3%)
    7,226   Access Group, Inc.                                 0.58 (d)    4/25/2029          6,794
    2,667   AESOP Funding II, LLC                              5.68        2/20/2014          2,691
    5,000   AESOP Funding II, LLC                              4.64        5/20/2016          5,423
    3,250   AESOP Funding ll, LLC (b)                          2.98       11/20/2013          3,272
      165   American Credit Acceptance                         1.96        1/15/2014            165
    3,728   AmeriCredit Automobile Receivables Trust           6.96       10/14/2014          3,732
    1,421   AmeriCredit Automobile Receivables Trust           3.72       11/17/2014          1,435
      987   AmeriCredit Automobile Receivables Trust           2.90       12/15/2014            994
    3,500   AmeriCredit Automobile Receivables Trust           2.19        2/08/2016          3,553
    6,000   AmeriCredit Automobile Receivables Trust           3.34        4/08/2016          6,256
    5,725   AmeriCredit Automobile Receivables Trust           6.24        6/08/2016          6,177
    5,000   AmeriCredit Automobile Receivables Trust           4.00        5/08/2017          5,271
   10,000   Arkle Master Issuer plc (b),(e)                    1.83 (d)    5/17/2060         10,098
    1,830   Aviation Capital Group Trust (INS)(b)              0.91        9/20/2033          1,429
    1,365   Bank of America Auto Trust (b)                     3.52        6/15/2016          1,372
    1,098   Bank of America Auto Trust (b)                     3.03       10/15/2016          1,106
   15,000   Bank of America Credit Card Trust                  4.96 (d)    3/15/2016         15,621
    5,000   Bank One Issuance Trust                            4.77        2/16/2016          5,120
    5,000   Bank One Issuance Trust                            1.01 (d)    2/15/2017          5,011
    5,000   Capital One Multi-Asset Execution Trust            2.46 (d)    7/15/2016          5,058
      362   Carmax Auto Owner Trust                            1.74        4/15/2014            362
    1,680   CenterPoint Energy Transition Bond Co. III, LLC    4.19        2/01/2020          1,808
    2,360   Centre Point Funding, LLC (b)                      5.43        7/20/2016          2,471
      462   Chase Funding Mortgage Loan                        4.11        8/25/2030            470
    1,905   CIT Equipment Collateral (b)                       3.88        9/16/2013          1,909
    4,000   CIT Equipment Collateral (b)                       4.86        3/17/2014          4,057
    9,000   CIT Equipment Collateral (b)                       1.43        8/22/2016          9,030
    2,000   CIT Equipment Collateral (b)                       2.29        8/22/2016          2,012

================================================================================

                                                   Portfolio of Investments | 10

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
$   4,763   Citi Financial Auto Issuance Trust (b)             3.15%       8/15/2016   $      4,797
    3,547   College Loan Corp. Trust                           0.83 (d)    1/15/2037          2,727
    7,728   Collegiate Funding Services Education Loan Trust   0.68 (d)    3/28/2035          6,289
    2,000   Credit Acceptance Auto Loan Trust (b)              3.63       10/15/2018          2,019
    5,000   Credit Acceptance Auto Loan Trust (b)              2.61        3/15/2019          5,069
    5,000   Credit Acceptance Auto Loan Trust (b)              3.96        9/15/2019          5,156
    3,000   Credit Acceptance Auto Loan Trust (b)              3.12        3/16/2020          3,027
    3,000   Credit Acceptance Auto Loan Trust (b)              2.21        9/15/2020          3,033
   10,000   Enterprise Fleet Financing, LLC (b)                2.10        5/20/2017         10,198
   21,000   Enterprise Fleet Financing, LLC                    1.41       11/20/2017         21,206
    2,642   Ford Credit Auto Owner Trust                       2.98        8/15/2014          2,667
    4,000   Ford Credit Auto Owner Trust                       1.00       11/15/2014          4,042
    3,000   Ford Credit Auto Owner Trust                       2.38        7/15/2016          3,084
    7,000   Fosse Master Issuer plc (b)                        2.27 (d)   10/18/2054          7,151
    5,000   GE Capital Credit Card Master Note Trust           2.21        6/15/2016          5,056
    5,000   GE Capital Credit Card Master Note Trust (b)       5.39       11/15/2017          5,373
    2,466   GE Equipment Midticket, LLC (b)                    0.94        7/14/2014          2,467
    2,000   GE Equipment Midticket, LLC                        1.47        7/14/2015          2,013
      859   GE Equipment Midticket, LLC                        3.13       11/16/2020            861
    5,000   GE Equipment Small Ticket, LLC (b)                 1.60        1/21/2018          5,030
   10,000   Gracechurch Mortgage Financing plc (b)             1.98 (d)   11/20/2056         10,219
    4,167   Hertz Vehicle Financing, LLC (b)                   4.26        3/25/2014          4,203
    4,167   Hertz Vehicle Financing, LLC (b)                   4.94        3/25/2016          4,191
    8,644   Holmes Master Issuer plc (b)                       1.74 (d)   10/15/2054          8,737
    5,000   Holmes Master Issuer plc (b)                       1.89 (d)   10/21/2054          5,103
    1,462   Home Equity Asset Trust                            0.62 (d)   11/25/2035          1,444
    2,453   Honda Auto Receivables Owner Trust                 1.34        3/18/2014          2,461
    5,000   Iowa Student Loan Liquidity Corp.                  0.72 (d)    9/25/2037          3,802
      345   MMAF Equipment Finance, LLC (b)                    2.37       11/15/2013            345
    3,000   MMAF Equipment Finance, LLC (b)                    3.51        1/15/2030          3,104
    2,000   Motor plc (b)                                      1.29        2/25/2020          2,008
    5,000   Permanent Master Issuer plc (b)                    1.89 (d)    7/15/2042          5,121
    1,583   Prestige Auto Receivables Trust "A" (b)            5.67        4/15/2017          1,600
    5,000   Prestige Auto Receivables Trust "B"                2.87        7/16/2018          5,094
    8,350   Rental Car Finance Corp. (b)                       4.38        2/25/2016          8,680
    3,288   Santander Drive Auto Receivable Trust              1.84       11/17/2014          3,318
    8,773   Santander Drive Auto Receivable Trust (b)          3.19       10/15/2015          9,022
    1,740   Santander Drive Auto Receivable Trust (b)          1.48        5/15/2017          1,745
   12,500   Santander Drive Auto Receivable Trust              2.43        5/15/2017         12,822
    2,000   Santander Drive Auto Receivable Trust              3.09        5/15/2017          2,061
    5,000   Santander Drive Auto Receivable Trust              3.89        7/17/2017          5,190
    4,663   SLC Student Loan Trust                             0.46 (d)    1/15/2019          4,654
    5,577   SLC Student Loan Trust                             0.64 (d)    7/15/2036          4,741
    2,500   SLM Student Loan Trust                             0.75 (d)   12/15/2023          2,208
    6,278   SLM Student Loan Trust                             0.70 (d)    1/27/2025          5,592
    1,250   SLM Student Loan Trust                             0.52 (d)   10/27/2025          1,064
    8,000   SLM Student Loan Trust                             0.79 (d)    7/15/2036          4,998
    1,480   SLM Student Loan Trust                             0.87 (d)   10/25/2038          1,186
   14,000   Toyota Auto Receivables Owner Trust                1.86        5/16/2016         14,101
    5,000   United Auto Credit Securitization Trust            1.87        9/15/2015          5,004
    3,270   Volvo Financial Equipment, LLC (b)                 2.99        5/15/2017          3,276
   10,645   Westlake Automobile Receivables Trust (b)          1.49        6/16/2014         10,662
    5,500   Wheels SPV, LLC                                    1.81        3/20/2021          5,545
   10,000   World Omni Auto Receivables Trust                  1.91        4/15/2016         10,212
                                                                                       ------------
                                                                                            387,475
                                                                                       ------------
            Total Financials                                                                387,475
                                                                                       ------------
            Total Asset-Backed Securities (cost: $383,079)                                  387,475
                                                                                       ------------

================================================================================

11  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
            COMMERCIAL MORTGAGE SECURITIES (20.3%)

            FINANCIALS (20.3%)
            ------------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (18.7%)
$   1,177   Banc of America Commercial Mortgage, Inc.          4.65%       9/11/2036   $      1,180
    2,035   Banc of America Commercial Mortgage, Inc.          5.41        6/10/2039          2,172
    1,000   Banc of America Commercial Mortgage, Inc.          4.94       11/10/2041          1,066
    5,100   Banc of America Commercial Mortgage, Inc.          4.99       11/10/2042          5,262
      652   Banc of America Commercial Mortgage, Inc.          4.51       12/10/2042            662
      925   Banc of America Commercial Mortgage, Inc.          4.50        7/10/2043            927
    1,000   Banc of America Commercial Mortgage, Inc.          4.62        7/10/2043          1,022
    2,225   Banc of America Commercial Mortgage, Inc.          5.09        7/10/2043          2,352
    3,300   Banc of America Commercial Mortgage, Inc.          4.93        7/10/2045          3,643
    3,000   Banc of America Commercial Mortgage, Inc.          5.33        7/10/2045          3,147
    5,000   Banc of America Commercial Mortgage, Inc.          5.12       10/10/2045          5,606
    5,000   Banc of America Commercial Mortgage, Inc.          5.36       10/10/2045          5,769
      372   Banc of America Commercial Mortgage, Inc.          5.52        7/10/2046            377
    4,935   Banc of America Commercial Mortgage, Inc.          5.18        9/10/2047          5,551
    4,729   Banc of America Commercial Mortgage, Inc.          5.32        9/10/2047          4,733
    4,273   Banc of America Commercial Mortgage, Inc. (b)      5.46        9/10/2047          4,438
    5,060   Banc of America Commercial Mortgage, Inc.          5.45        1/15/2049          5,331
    2,858   Banc of America Commercial Mortgage, Inc.          5.79        2/10/2051          3,030
    8,037   Banc of America Commercial Mortgage, Inc.          6.02        2/10/2051          8,070
    1,452   Bear Stearns Commercial Mortgage Securities, Inc.  5.69        9/11/2038          1,485
    1,202   Bear Stearns Commercial Mortgage Securities, Inc.  5.17       12/11/2038          1,236
    2,082   Bear Stearns Commercial Mortgage Securities, Inc.  5.40       12/11/2040          2,080
     303    Bear Stearns Commercial Mortgage Securities, Inc.  4.95        2/11/2041            303
    3,283   Bear Stearns Commercial Mortgage Securities, Inc.  5.53        9/11/2041          3,456
    1,493   Bear Stearns Commercial Mortgage Securities, Inc.  5.53       10/12/2041          1,545
    4,630   Bear Stearns Deutsche Bank Trust (b)               4.72        9/15/2027          4,896
    3,145   Chase Commercial Mortgage Securities Corp. (b)     6.56        5/18/2030          3,241
    2,296   Citigroup Commercial Mortgage Trust                5.25        4/15/2040          2,328
    3,550   Citigroup Commercial Mortgage Trust                5.73        3/15/2049          4,099
    1,266   Citigroup Commercial Mortgage Trust                6.07       12/10/2049          1,289
    2,792   Citigroup Commercial Mortgage Trust                6.07       12/10/2049          2,948
      681   Citigroup Commercial Mortgage Trust (b)            4.52        9/20/2051            684
      246   Citigroup Deutsche Bank Commercial Mortgage Trust  5.27        7/15/2044            245
    2,825   Citigroup Deutsche Bank Commerical Mortgage Trust  5.22        7/15/2044          2,942
    2,391   Commercial Mortgage Asset Trust                    6.98        1/17/2032          2,413
    1,000   Commercial Mortgage Asset Trust                    7.64       11/17/2032          1,071
    5,000   Commercial Mortgage Asset Trust                    4.98        5/10/2043          5,506
      714   Commercial Mortgage Trust                          4.58       10/15/2037            714
    3,000   Commercial Mortgage Trust                          5.12        6/10/2044          3,332
    3,000   Credit Suisse Commercial Mortgage Trust            6.02        6/15/2038          3,457
    5,000   Credit Suisse Commercial Mortgage Trust            5.38        2/15/2040          5,561
    5,422   Credit Suisse First Boston Mortgage Securities
              Corp.                                            5.42        5/15/2036          5,732
    4,725   Credit Suisse First Boston Mortgage Securities
              Corp.                                            5.11        7/15/2036          5,029
    9,728   Credit Suisse First Boston Mortgage Securities
              Corp.                                            4.69        4/15/2037         10,120
    8,320   Credit Suisse First Boston Mortgage Securities
              Corp.                                            5.10        8/15/2038          9,204

================================================================================

                                                   Portfolio of Investments | 12

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
$   7,000   Credit Suisse First Boston Mortgage Securities
              Corp.                                            5.10%       8/15/2038   $      7,694
      963   Credit Suisse First Boston Mortgage Securities
              Corp.                                            5.85        3/15/2039          1,000
    2,765   Credit Suisse Mortgage Capital                     5.78        4/12/2049          2,876
   10,000   DB-UBS Mortgage Trust                              3.64        8/10/2044         10,940
    7,240   DB-UBS Mortgage Trust (b)                          3.74       11/10/2046          7,876
       15   GE Capital Commercial Mortgage Corp.               4.87        7/10/2039             15
      193   GE Capital Commercial Mortgage Corp.               5.31       11/10/2045            193
    6,585   GE Capital Commercial Mortgage Corp.               5.33       11/10/2045          6,617
    1,636   GMAC Commercial Mortgage Securities, Inc.          6.50        5/15/2035          1,680
        4   GMAC Commercial Mortgage Securities, Inc.          4.65        4/10/2040              4
    8,875   GMAC Commercial Mortgage Securities, Inc.          5.02        4/10/2040          9,170
      768   GMAC Commercial Mortgage Securities, Inc.          4.55       12/10/2041            768
    5,750   GMAC Commercial Mortgage Securities, Inc.          4.75        5/10/2043          6,192
    3,000   Greenwich Capital Commercial Funding Corp.         5.03        1/05/2036          3,086
    6,629   Greenwich Capital Commercial Funding Corp.         5.32        6/10/2036          6,975
      337   Greenwich Capital Commercial Funding Corp.         5.12        4/10/2037            337
    4,200   Greenwich Capital Commercial Funding Corp.         5.22        4/10/2037          4,660
    2,160   Greenwich Capital Commercial Funding Corp.         4.80        8/10/2042          2,326
    7,570   GS Mortgage Securities Corp. II                    5.55        4/10/2038          8,584
    8,980   GS Mortgage Securities Corp. II                    5.62        4/10/2038          9,895
      906   GS Mortgage Securities Corp. II                    4.61        7/10/2039            911
    4,500   GS Mortgage Securities Corp. II                    4.78        7/10/2039          4,493
    5,000   GS Mortgage Securities Corp. II                    2.54        1/10/2045          5,290
   10,000   GS Mortgage Securities Corp. II                    2.32        5/10/2045         10,522
    3,765   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 4.90        1/12/2037          4,051
    5,868   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.20        8/12/2037          6,066
      795   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.20        8/12/2037            825
    2,400   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 4.40        1/12/2039          2,498
   10,000   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.12        7/15/2041         10,622
    2,379   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 4.92        1/15/2042          2,483
    1,494   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 4.68        7/15/2042          1,514
    1,570   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 4.70        7/15/2042          1,578
    3,205   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.00        8/15/2042          3,519
      101   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 4.87       10/15/2042            101
    2,000   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.00       10/15/2042          2,183
    3,000   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.04       10/15/2042          2,649
    2,973   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.25        1/12/2043          2,985
    2,130   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.46        1/12/2043          2,364
    2,494   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.49        4/15/2043          2,632
    4,376   J.P. Morgan Chase Commercial Mortgage
              Securities Corp. (c)                             5.79        6/12/2043          4,695
    2,000   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.81        6/12/2043          2,307
      818   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.82        6/12/2043            836
    8,038   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.45       12/12/2043          8,054

================================================================================

13  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
$     528   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.20%      12/15/2044   $        532
    4,301   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.37       12/15/2044          4,452
    1,266   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.88        4/15/2045          1,344
    2,291   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.52        5/12/2045          2,452
    2,372   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.58        5/12/2045          2,424
    2,180   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.37        5/15/2045          2,310
    1,961   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 4.63        3/15/2046          1,966
    1,725   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 4.87        3/15/2046          1,773
    1,650   J.P. Morgan Chase Commercial Mortgage
              Securities Corp. (b)                             4.09        7/15/2046          1,860
    3,770   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.13        5/15/2047          3,967
    1,892   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.63        2/12/2051          1,890
    1,237   LB-UBS Commercial Mortgage Trust                   4.56        9/15/2027          1,237
      683   LB-UBS Commercial Mortgage Trust                   3.97        3/15/2029            697
    3,490   LB-UBS Commercial Mortgage Trust                   5.25        6/15/2029          3,519
    2,968   LB-UBS Commercial Mortgage Trust                   4.63       10/15/2029          3,026
    1,374   LB-UBS Commercial Mortgage Trust                   5.00        4/15/2030          1,407
      904   LB-UBS Commercial Mortgage Trust                   5.01        4/15/2030            926
    3,350   LB-UBS Commercial Mortgage Trust                   4.66        7/15/2030          3,400
    5,830   LB-UBS Commercial Mortgage Trust                   4.95        9/15/2030          6,422
      213   LB-UBS Commercial Mortgage Trust                   5.10       11/15/2030            214
    4,880   LB-UBS Commercial Mortgage Trust                   5.47       11/15/2030          5,083
    2,206   LB-UBS Commercial Mortgage Trust                   5.08        2/15/2031          2,208
    5,844   LB-UBS Commercial Mortgage Trust                   5.16        2/15/2031          6,572
    1,915   LB-UBS Commercial Mortgage Trust                   6.04        6/15/2032          2,031
    5,000   LB-UBS Commercial Mortgage Trust                   4.69        7/15/2032          5,104
    3,718   LB-UBS Commercial Mortgage Trust                   4.37        3/15/2036          3,881
    5,000   LB-UBS Commercial Mortgage Trust                   5.35       11/15/2038          5,777
    4,000   LB-UBS Commercial Mortgage Trust                   5.41        9/15/2039          4,560
    1,250   LB-UBS Commercial Mortgage Trust                   4.86       12/15/2039          1,344
    4,244   LB-UBS Commercial Mortgage Trust                   5.40        2/15/2040          4,478
    4,000   LB-UBS Commercial Mortgage Trust                   5.42        2/15/2040          4,672
    6,000   LB-UBS Commercial Mortgage Trust                   5.46        2/15/2040          6,692
    1,609   Merrill Lynch Mortgage Trust                       5.24       11/12/2037          1,617
    5,880   Merrill Lynch Mortgage Trust                       4.96        7/12/2038          6,010
    2,000   Merrill Lynch Mortgage Trust                       5.14        7/12/2038          2,064
    1,679   Merrill Lynch Mortgage Trust                       5.61        5/12/2039          1,690
    3,509   Merrill Lynch Mortgage Trust                       5.84        5/12/2039          3,733
      306   Merrill Lynch Mortgage Trust                       4.17        8/12/2039            307
    3,716   Merrill Lynch Mortgage Trust                       4.86        8/12/2039          3,972
      580   Merrill Lynch Mortgage Trust                       4.72       10/12/2041            584
    7,500   Merrill Lynch Mortgage Trust                       4.92       10/12/2041          7,868
      266   Merrill Lynch Mortgage Trust                       4.81        9/12/2042            266
      582   Merrill Lynch Mortgage Trust                       4.56        6/12/2043            585
    2,371   Merrill Lynch Mortgage Trust                       4.67        6/12/2043          2,385
    3,859   Merrill Lynch Mortgage Trust                       5.71        2/12/2051          4,078
    5,974   Merrill Lynch-Countrywide Commercial
              Mortgage Trust                                   5.38        7/12/2046          6,175
    1,675   Merrill Lynch-Countrywide Commercial
              Mortgage Trust                                   5.36        8/12/2048          1,775
    5,691   Merrill Lynch-Countrywide Commercial
              Mortgage Trust                                   5.36        8/12/2048          5,748
    1,039   Merrill Lynch-Countrywide Commercial
              Mortgage Trust                                   6.13        8/12/2049          1,091
    2,982   Morgan Stanley Capital I, Inc.                     5.54        6/15/2038          3,123

================================================================================

                                                   Portfolio of Investments | 14

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
$   4,690   Morgan Stanley Capital I, Inc.                     4.97%      12/15/2041   $      4,872
      480   Morgan Stanley Capital I, Inc.                     5.72       10/15/2042            487
    5,498   Morgan Stanley Capital I, Inc.                     5.57        3/12/2044          5,541
    6,975   Morgan Stanley Capital I, Inc.                     5.57       12/15/2044          7,913
    3,530   Morgan Stanley Capital I, Inc. (b)                 2.60        9/15/2047          3,642
    5,000   Morgan Stanley Capital I, Inc.                     5.78        4/12/2049          5,151
    1,042   Morgan Stanley Capital I, Inc.                     5.62       12/12/2049          1,041
      114   Morgan Stanley Dean Witter Capital I, Inc.         7.49        2/23/2034            114
    5,000   Morgan Stanley Dean Witter Capital I, Inc. (b)    10.24       12/17/2043          5,089
    1,245   Morgan Stanley Dean Witter Capital I, Inc.         4.54        7/15/2056          1,261
    2,040   Wachovia Bank Commercial Mortgage Trust (b)        4.24       10/15/2035          2,061
    2,000   Wachovia Bank Commercial Mortgage Trust            5.08       11/15/2035          2,067
      700   Wachovia Bank Commercial Mortgage Trust            4.94        4/15/2042            766
    5,000   Wachovia Bank Commercial Mortgage Trust            5.12        7/15/2042          5,531
        8   Wachovia Bank Commercial Mortgage Trust            5.68        5/15/2043              8
    2,777   Wachovia Bank Commercial Mortgage Trust            5.21       10/15/2044          3,097
      774   Wachovia Bank Commercial Mortgage Trust            5.46       12/15/2044            774
      278   Wachovia Bank Commercial Mortgage Trust            5.94        6/15/2045            282
    4,048   Wachovia Bank Commercial Mortgage Trust            5.50       10/15/2048          4,067
    1,000   Wachovia Bank Commercial Mortgage Trust            5.57       10/15/2048          1,154
    5,000   Wachovia Bank Commercial Mortgage Trust            5.31       11/15/2048          5,799
    5,000   Wachovia Bank Commercial Mortgage Trust            5.31       11/15/2048          5,224
    5,000   Wachovia Bank Commercial Mortgage Trust            5.74        6/15/2049          5,775
      935   WF-RBS Commercial Mortgage Trust (b)               3.24        3/15/2044          1,005
                                                                                       ------------
                                                                                            547,332
                                                                                       ------------
            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (1.6%)
   77,233   Commercial Mortgage Trust, acquired
              8/09/2012-8/27/2012; cost $9,922(h)              2.14        8/15/2045          9,972
   40,738   GS Mortgage Securities Corp. II, acquired
              5/18/2012; cost $6,224(h)                        2.63        5/10/2045          6,286
   36,600   J.P. Morgan Chase Commercial Mortgage Securities
              Corp., acquired 9/28/2012; cost $4,996(h)        2.38       10/15/2045          4,993
   38,500   Morgan Stanley-BAML Trust, acquired
              10/05/2012; cost $5,002(b),(h)                   2.35       11/15/2045          5,032
   65,667   UBS Commercial Mortgage Trust, acquired
              5/01/2012; cost $9,941(b),(h)                    2.56        5/10/2045         10,089
   35,103   UBS-Barclays Commercial Mortgage Trust,
              acquired 9/14/2012; cost $5,002(b),(h)           2.21        8/10/2049          5,033
   36,012   Wells Fargo Commercial Mortgage Trust,
              acquired 9/21/2012; cost $4,996(b),(h)           2.17       10/15/2045          4,996
                                                                                       ------------
                                                                                             46,401
                                                                                       ------------
            Total Financials                                                                593,733
                                                                                       ------------
            Total Commercial Mortgage Securities (cost: $574,148)                           593,733
                                                                                       ------------
            U.S. GOVERNMENT AGENCY ISSUES (5.7%)(i)

            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.5%)
   57,930   Fannie Mae (+)                                     4.25       12/25/2017         10,094
   87,719   Fannie Mae (+)                                     0.92        5/25/2022          4,937
                                                                                       ------------
                                                                                             15,031
                                                                                       ------------
            MORTGAGE-BACKED PASS-THROUGH SECURITIES (5.1%)
   14,741   Fannie Mae (+)                                     1.25        9/25/2027         14,815
   13,425   Fannie Mae (+)                                     2.50        4/01/2027         14,066
   28,489   Fannie Mae (+)                                     2.50        5/01/2027         29,849
   14,716   Fannie Mae (+)                                     2.50        8/01/2027         15,418
   19,799   Fannie Mae (+)                                     2.50        8/01/2027         20,744
    1,311   Fannie Mae (+)                                     4.50        5/01/2023          1,413
      985   Fannie Mae (+)                                     4.50        2/01/2024          1,062
      590   Fannie Mae (+)                                     5.00       12/01/2021            643

================================================================================

15  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
$   1,742   Fannie Mae (+)                                     5.00%       6/01/2023   $      1,893
      673   Fannie Mae (+)                                     5.00        9/01/2023            732
    2,280   Fannie Mae (+)                                     5.00        2/01/2024          2,477
    1,111   Fannie Mae (+)                                     5.50       12/01/2020          1,210
    1,578   Fannie Mae (+)                                     5.50        2/01/2023          1,718
    3,450   Fannie Mae (+)                                     5.50        6/01/2023          3,756
    1,160   Fannie Mae (+)                                     5.50        9/01/2023          1,263
    3,210   Fannie Mae (+)                                     5.50        6/01/2024          3,494
    1,981   Fannie Mae (+)                                     6.00       10/01/2022          2,187
    1,488   Fannie Mae (+)                                     6.00        1/01/2023          1,642
    2,870   Fannie Mae (+)                                     6.00        1/01/2023          3,168
    1,702   Fannie Mae (+)                                     6.00        7/01/2023          1,875
    4,910   Freddie Mac (+)                                    1.56       10/25/2018          5,050
    9,750   Freddie Mac (+)                                    1.78       10/25/2020         10,117
   39,965   Freddie Mac (+)                                    1.92        5/25/2019          3,915
    1,920   Freddie Mac (+)                                    2.71        4/01/2035          2,058
    1,061   Freddie Mac (+)                                    5.00        5/01/2020          1,152
      859   Freddie Mac (+) (j)                                5.00        9/01/2020            936
      336   Freddie Mac (+)                                    5.50       11/01/2018            362
    1,255   Freddie Mac (+)                                    5.50        4/01/2021          1,372
                                                                                       ------------
                                                                                            148,387
                                                                                       ------------
            OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (0.1%)
    3,000   Private Export Funding Corp.                       1.38        2/15/2017          3,065
                                                                                       ------------
            Total U.S. Government Agency Issues (cost: $160,848)                            166,483
                                                                                       ------------
            MUNICIPAL BONDS (7.6%)

            AGRICULTURAL PRODUCTS (0.3%)
    8,000   Washington County                                  1.38 (d)    9/01/2030(k)       8,001
                                                                                       ------------
            AIRPORT/PORT (0.7%)
    5,000   Chicago Midway Airport                             3.53        1/01/2041(k)       5,136
      660   Cleveland (INS)                                    5.24        1/01/2017            673
    5,855   College Park Georgia (INS)(c)                      5.73        1/01/2014          6,062
    2,000   Dallas-Fort Worth International Airport Facilities
              Improvement Corp.                                1.93       11/01/2014          2,016
    3,500   Greater Orlando Aviation Auth.                     4.50       10/01/2013          3,635
    3,000   Houston Airport System                             5.00        7/01/2015          3,323
                                                                                       ------------
                                                                                             20,845
                                                                                       ------------
            APPROPRIATED DEBT (0.3%)
    4,000   Miami-Dade County                                  5.00        5/01/2031(k)       4,248
    1,000   Pennsylvania Commonwealth Finance Auth.            3.38        6/01/2013          1,014
    2,000   Pennsylvania Commonwealth Finance Auth.            4.18        6/01/2015          2,142
                                                                                       ------------
                                                                                              7,404
                                                                                       ------------
            COMMUNITY SERVICE (0.1%)
    1,250   Art Institute of Chicago (l)                       1.34        3/01/2015          1,250
    1,650   Art Institute of Chicago (l)                       2.48        3/01/2019          1,640
                                                                                       ------------
                                                                                              2,890
                                                                                       ------------
            EDUCATION (0.5%)
    3,000   George Washington Univ.                            3.29        9/15/2014          3,124
    5,000   New Jersey EDA                                     1.39 (d)    6/15/2013          5,012
    5,000   New Jersey EDA                                     3.17        9/01/2014          5,097
                                                                                       ------------
            Total Education                                                                  13,233
                                                                                       ------------

================================================================================

                                                   Portfolio of Investments | 16

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
            ELECTRIC UTILITIES (1.2%)
$   1,000   Appling County Dev. Auth.                          2.50%       1/01/2038(k) $     1,006
    5,000   Beaver County IDA                                  4.75        8/01/2033(k)       5,571
    5,000   Beaver County IDA                                  2.50       12/01/2041(k)       5,025
    5,000   Burke County Dev. Auth.                            1.25        1/01/2052(k)       5,052
    3,000   Coconino County                                    3.63       10/01/2029(k)       3,041
    3,000   Economic Dev. Financing Auth.                      3.00       12/01/2038(k)       3,075
    4,000   Farmington Pollution Control                       2.88        9/01/2024(k)       4,083
    1,500   Missouri Environmental Improvement and
              Energy Resources Auth.                           4.90        5/01/2038(k)       1,533
    3,000   Ohio Water Dev. Auth.                              3.38        7/01/2033(k)       3,101
    2,500   West Virginia EDA                                  2.25 (d)    1/01/2041(k)       2,523
                                                                                       ------------
                                                                                             34,010
                                                                                       ------------
            ELECTRIC/GAS UTILITIES (0.3%)
    2,000   American Municipal Power, Inc.                     3.62        2/15/2013          2,015
    3,000   American Municipal Power, Inc.                     3.82        2/15/2014          3,097
      243   Pedernales Electric Cooperative, Inc. (INS)(b)     4.09       11/15/2012            243
    3,000   Piedmont Municipal Power Agency                    4.34        1/01/2017          3,082
                                                                                       ------------
                                                                                              8,437
                                                                                       ------------
            ENVIRONMENTAL & FACILITIES SERVICES (1.0%)
   10,000   California Pollution Control Financing Auth. (c)   0.65 (d)    8/01/2023(k)      10,000
    2,000   Gloucester County                                  3.38       12/01/2029(k)       2,005
    4,000   Maricopa County IDA                                2.63       12/01/2031(k)       4,115
    5,000   Miami-Dade County                                  1.25        9/01/2027(k)       5,144
    2,375   Miami-Dade County IDA                              2.63        8/01/2023(k)       2,439
    6,000   South Carolina Jobs EDA                            2.25       11/01/2016(k)       6,112
                                                                                       ------------
                                                                                             29,815
                                                                                       ------------
            GENERAL OBLIGATION (1.1%)
    1,000   Andrews County                                     2.64        8/15/2013          1,013
    1,050   Andrews County                                     3.08        8/15/2014          1,083
    2,000   California                                         5.65        4/01/2039(k)       2,043
    2,430   Chippewa Valley Schools                            3.65        5/01/2015          2,506
    9,615   City & County of Honolulu (g)                      1.26       11/01/2017          9,746
   11,000   Nassau County                                      1.50        4/01/2013         11,021
    4,000   Newark                                             3.50       12/13/2012          4,003
    1,750   Port of Seattle                                    2.25       12/01/2014          1,797
                                                                                       ------------
                                                                                             33,212
                                                                                       ------------
            HOTELS, RESORTS & CRUISE LINES (0.1%)
    3,250   Long Beach                                         3.75       11/01/2015          3,253
                                                                                       ------------
            MISCELLANEOUS (0.2%)
    5,000   Statewide Communities Dev. Auth.                   5.00        6/15/2013          5,148
                                                                                       ------------
            MULTI-LINE INSURANCE (0.7%)
   20,000   Irvine Ranch Water District Joint Power Agency     2.39        3/15/2014         20,039
                                                                                       ------------
            MULTIFAMILY HOUSING (0.1%)
    2,990   Michigan State Housing Dev. Auth.                  3.30        4/01/2015          3,035
                                                                                       ------------
            MUNICIPAL FINANCE (0.1%)
    3,000   Kentucky Asset                                     3.17        4/01/2018          3,138
                                                                                       ------------

================================================================================

17  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
            NURSING/CCRC (0.0%)
$   1,170   Waco Health Facilities Dev. Corp. (INS)            5.27%       2/01/2016   $      1,209
                                                                                       ------------
            SALES TAX (0.2%)
    5,000   Louisiana State                                    3.00 (d)    5/01/2043(k)       5,018
                                                                                       ------------
            SPECIAL ASSESSMENT/TAX/FEE (0.4%)
      480   City and County of San Francisco
              Redevelopment Financing Auth. (INS)              5.62        8/01/2016            491
      500   Metropolitan Nashville Airport Auth. (INS)         3.73        7/01/2014            509
    5,705   New York City Transitional Finance Auth.           3.06        5/01/2015          6,009
    5,000   Orange County                                      0.90        5/01/2013          5,012
                                                                                       ------------
                                                                                             12,021
                                                                                       ------------
            TOLL ROADS (0.3%)
   10,000   North Texas Tollway Auth.                          2.44        9/01/2013         10,133
                                                                                       ------------
            Total Municipal Bonds (cost: $216,958)                                          220,841
                                                                                       ------------
            MONEY MARKET INSTRUMENTS (5.8%)

            VARIABLE-RATE DEMAND NOTES (5.1%)

            CONSUMER DISCRETIONARY (0.2%)
            -----------------------------
            HOME IMPROVEMENT RETAIL (0.2%)
    6,300   Savannah EDA (LOC - SunTrust Bank)                 0.45        8/01/2025          6,300
                                                                                       ------------
            FINANCIALS (0.2%)
            -----------------
            REAL ESTATE OPERATING COMPANIES (0.2%)
    5,105   Orange County Housing Finance Auth. (LOC -
              Compass Bank)                                    1.63        1/15/2040          5,105
                                                                                       ------------
            MUNICIPAL BONDS (4.3%)
            ----------------------
            AIRPORT/PORT (0.7%)
   21,150   Clark County (LOC - Landesbank Baden-
              Wurttemberg)                                     0.60        7/01/2029         21,150
                                                                                       ------------
            BUILDINGS (0.2%)
    5,000   Person County Industrial Facilities and Pollution
              Control Financing Auth. (LOC - Credit
              Industriel et Commercial)                        0.40       11/01/2035          5,000
                                                                                       ------------
            MULTIFAMILY HOUSING (0.7%)
   20,000   New York Housing Finance Agency (LOC -
              Landesbank Baden-Wurttemberg)                    0.43       11/01/2041         20,000
                                                                                       ------------
            NURSING/CCRC (0.6%)
    7,980   EDA (LOC - Sovereign Bank)                         0.97        5/15/2033          7,980
   10,000   Iowa Finance Auth. (LOC - Sovereign Bank)          1.00       11/01/2042         10,000
      340   North Carolina Medical Care Commission (LOC
              - Sovereign Bank)                                1.00       10/01/2015            340
    1,000   Westmoreland County IDA (LOC - Sovereign
              Bank)                                            1.00        1/01/2036          1,000
                                                                                       ------------
                                                                                             19,320
                                                                                       ------------
            SALES TAX (0.2%)
    5,600   Arista Metropolitan District, Series 2006 B (LOC
              - Compass Bank)                                  1.90       12/01/2030          5,600
                                                                                       ------------

================================================================================

                                                   Portfolio of Investments | 18

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
            SPECIAL ASSESSMENT/TAX/FEE (0.2%)
$   5,285   Denver Urban Renewal Auth. (LOC - Compass Bank)    1.85%       9/01/2017   $      5,285
                                                                                       ------------
            TOLL ROADS (1.7%)
   49,955   Pennsylvania Turnpike Commission (INS)(LIQ)        0.22        7/15/2041         49,955
                                                                                       ------------
            Total Municipal Bonds                                                           126,310
                                                                                       ------------
            UTILITIES (0.4%)
            ----------------
            ELECTRIC UTILITIES (0.4%)
    5,750   Indiana Dev. Finance Auth.                         0.42       12/01/2038          5,750
    5,200   Indiana Dev. Finance Auth.                         0.52       12/01/2038          5,200
                                                                                       ------------
                                                                                             10,950
                                                                                       ------------
            Total Utilities                                                                  10,950
                                                                                       ------------
            Total Variable-Rate Demand Notes                                                148,665
                                                                                       ------------

NUMBER
OF SHARES
---------------------------------------------------------------------------------------------------
            MONEY MARKET FUNDS (0.7%)
20,742,838  State Street Institutional Liquid Reserve Fund, 0.19% (m)                        20,743
                                                                                       ------------
            Total Money Market Instruments (cost: $169,408)                                 169,408
                                                                                       ------------
            TOTAL INVESTMENTS (COST: $2,848,751)                                       $  2,923,000
                                                                                       ============

                                                                                       UNREALIZED
 NUMBER OF                                                                            APPRECIATION/
 CONTRACTS                                         EXPIRATION       CONTRACT         (DEPRECIATION)
LONG/(SHORT)                                         DATE          VALUE (000)            (000)
---------------------------------------------------------------------------------------------------
            FUTURES (1.3%)
      300   5YR U.S. Treasury Note Futures         12/31/2012       37,275                       40
                                                                   -------           --------------
            TOTAL FUTURES                                          $37,275           $           40
                                                                   =======           ==============

================================================================================

19  | USAA Short-Term Bond Fund

================================================================================

($ IN 000s)                                          VALUATION HIERARCHY
                                                     -------------------

                                         (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES        OTHER        SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE         INPUTS
                                       FOR IDENTICAL        INPUTS
ASSETS                                     ASSETS                                                 TOTAL
-------------------------------------------------------------------------------------------------------
Bonds:
   Corporate Obligations               $          --     $   930,927     $      2,769     $     933,696
   Eurodollar And Yankee Obligations              --         451,364               --           451,364
   Asset-Backed Securities                        --         387,475               --           387,475
   Commercial Mortgage Securities                 --         593,733               --           593,733
   U.S. Government Agency Issues                  --         166,483               --           166,483
   Municipal Bonds                                --         217,951            2,890           220,841
Money Market Instruments:
   Variable-Rate Demand Notes                     --         148,665               --           148,665
   Money Market Funds                         20,743              --               --            20,743
Futures                                           40              --               --                40
-------------------------------------------------------------------------------------------------------
Total                                  $      20,783     $ 2,896,598     $      5,659     $   2,923,040
-------------------------------------------------------------------------------------------------------

*Futures are valued at the unrealized appreciation/depreciation on the investment.

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                       Corporate Obligations            Municipal Bonds
-------------------------------------------------------------------------------------------------------
Balance as of July 31, 2012                                           $    -                     $    -
Purchases                                                                  -                      2,900
Sales                                                                      -                          -
Transfers into Level 3                                                 2,739                          -
Transfers out of Level 3                                                   -                          -
Net realized gain (loss)                                                   -                          -
Change in net unrealized appreciation/depreciation                        30                       (10)
-------------------------------------------------------------------------------------------------------
Balance as of October 31, 2012                                        $2,769                     $2,890
-------------------------------------------------------------------------------------------------------

For the period of August 1, 2012, through October 31, 2012, corporate obligations with a fair value of $2,739,000 were transferred from Level 2 to Level 3. Due to an assessment of events at the end of the reporting period:
These securities had a single broker quote provided to the Fund's pricing service. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments | 20

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2012 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA Short-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has three classes of shares: Short-Term Bond Fund Shares (Fund Shares), Short-Term Bond Fund Institutional Shares (Institutional Shares), and Short-Term Bond Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment only through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. The Institutional Shares are available for investment only through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the

================================================================================

21  | USAA Short-Term Bond Fund

================================================================================

Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Investments in open-end investment companies, hedge, or other funds, other than exchange-traded funds, are valued at their net asset value (NAV) at the end of each business day.

3. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

4. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

================================================================================

                                         Notes to Portfolio of Investments |  22

================================================================================

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain bonds, which are valued based on methods discussed in Note A1, and variable-rate demand notes, which are valued at amortized cost.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are primarily supported by quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such

================================================================================

23  | USAA Short-Term Bond Fund

================================================================================

contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

E. As of October 31, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2012, were $78,675,000 and $4,426,000, respectively, resulting in net unrealized appreciation of $74,249,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,916,858,000 at October 31, 2012, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment

================================================================================

                                         Notes to Portfolio of Investments |  24

================================================================================

penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

EDA      Economic Development Authority
IDA      Industrial Development Authority/Agency
REIT     Real estate investment trust

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)    Principal and interest payments are insured by one of the following:
         AMBAC Assurance Corp., Assured Guaranty Municipal Corp., Federal Deposit Insurance Corp., MBIA Insurance Corp., or National Public Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from JPMorgan Chase Bank, N.A.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from Denmark Government.

SPECIFIC NOTES

(a) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at October 31, 2012. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. Security deemed liquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

================================================================================

25  | USAA Short-Term Bond Fund

================================================================================

(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(c) At October 31, 2012, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(d) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at October 31, 2012.
(e) Security, or a portion thereof, is segregated to cover the value of open futures contracts at October 31, 2012.
(f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(g) At October 31, 2012, the aggregate market value of securities purchased on a delayed-delivery basis was $17,790,000, which included when-issued securities of $9,746,000.
(h) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at October 31, 2012, was $46,401,000, which represented 1.6% of the Fund's net assets.
(i) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide capital in exchange for senior preferred stock.
(j) Securities with a value of $936,000 are segregated as collateral for initial margin requirements on open futures contracts.
(k) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.
(l) Security was fair valued at October 31, 2012, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(m) Rate represents the money market fund annualized seven-day yield at October 31, 2012.

================================================================================

                                         Notes to Portfolio of Investments |  26




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                              SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2012

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     12/19/2012
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     12/19/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     12/19/2012
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.